RIGGS FUNDS
         (formerly, RIMCO Monument Funds)
Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund
Riggs U.S. Government  Securities Fund
Riggs Stock Fund
Riggs Small Company Stock Fund

Supplement to Combined Prospectuses dated June 30, 1998



At a meeting to be held on June 15, 1999, shareholders of Riggs Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

                     (1)   To elect seven Trustees.

                     (2) To ratify the selection of the Trust's independent auditors.

                     (3) To make changes to the Funds' fundamental investment policies:

               (a)  To  amend  the  Funds'   fundamental   investment   policies
                    regarding diversification;

                           (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities;

                           (c) To amend the Funds' fundamental investment
policies regarding investments in real estate;

                           (d) To amend the Funds' fundamental investment
policies regarding investments in commodities;

                           (e) To amend the Funds' fundamental investment
policies regarding underwriting securities;

                           (f) To amend the Funds' fundamental investment
policies regarding lending by the Funds;

                           (g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry;

                           (h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin; and

                           (i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.

                     (4) To eliminate certain of the Funds' fundamental investment policies:

                    (a) To remove the Funds' fundamental investment policies on selling securities short; and

                           (b) To remove the Funds' fundamental investment
                               policies on investments in restricted securities (Government Fund, Prime Fund, Small Company Fund and Stock Fund only).


                           To transact such other business as may properly come
before the meeting or any adjournment thereof.


                                                                  April 27, 1999




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Federated Investors
Federated Securities Corp., Distributor

Cusip 76656A401 Cusip 76656A302 Cusip 76656A203 Cusip 76656A104 Cusip 76656A500
Cusip 76656A609 Cusip 76656A708 Cusip 76656A807 Cusip 76656A880

G02646-02 (4/99)